OTHER LONG TERM ASSETS (Schedule of Long-Term Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Collateral deposits on swap agreements	$ 14,800	$ 8,770
Value of acquired charter-out contracts, net	3,276	4,712
Other long-term assets	$ 18,076	$ 13,482